Borrowings (Current) (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Mar. 31, 2023	Nov. 09, 2022
Borrowings Current [Abstract]
Percentage of unsecured convertible notes	0.00%
Principal amount (in Dollars)		$ 3,333,333.33
Percenatge of secured promissory note	7.00%
Secured promissory notes (in Dollars)	$ 1,000,000
Issue discount percent	7.00%
Warrant exercisable (in Shares)	0.5
Strike price (in Dollars per share)	$ 10
Borrowings interest rate	8.50%